Derivative Financial Instruments, Maturities of Notional Amount of Derivatives (Details) $ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 GBP (£)
Derivative Financial Instruments [Abstract]
Loss due to changes in fair value of derivative financial instruments	$ (2,141,802)	$ (10,268,520)	$ (28,639,687)
XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				$ 2,700							$ 150
Liabilities [Abstract]
Notional amount				2,190							3,140
XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount									$ 8,094,000						$ 0
XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				800							800
Liabilities [Abstract]
Notional amount				150							150
XCS Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €						€ 0							€ 152
Liabilities [Abstract]
Notional amount | €						802							825
XCS Yen - US Dollar [Member]
Assets [Abstract]
Notional amount | ¥					¥ 0							¥ 6,500
Liabilities [Abstract]
Notional amount | ¥					13,000							¥ 6,500
XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										£ 640						£ 640
XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										1,560						£ 1,560
XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				400							$ 0
Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				392
Liabilities [Abstract]
Notional amount				385
Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							$ 306,554
Liabilities [Abstract]
Notional amount							384,948
Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €						0							1,390
Liabilities [Abstract]
Notional amount | €						1,036							€ 435
Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$								R$ 0						R$ 5,201
Liabilities [Abstract]
Notional amount | R$								6,155						R$ 123
2025 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2025 [Member] | XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount									0
2025 [Member] | XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2025 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						0
2025 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥					0
2025 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										0
2025 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										0
2025 [Member] | XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
2025 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2025 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							0
Liabilities [Abstract]
Notional amount							0
2025 [Member] | Forwards Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						1,036
2025 [Member] | Forwards Brazilian Real - US Dollar [Member]
Liabilities [Abstract]
Notional amount | R$								6,155
2026 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2026 [Member] | XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount									0
2026 [Member] | XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2026 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						0
2026 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥					0
2026 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										390
2026 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										110
2026 [Member] | XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				223
2026 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				385
2026 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							306,554
Liabilities [Abstract]
Notional amount							384,948
2026 [Member] | Forwards Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						0
2026 [Member] | Forwards Brazilian Real - US Dollar [Member]
Liabilities [Abstract]
Notional amount | R$								0
2027 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2027 [Member] | XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount									0
2027 [Member] | XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2027 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						402
2027 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥					0
2027 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										0
2027 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										0
2027 [Member] | XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				177
2027 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				392
Liabilities [Abstract]
Notional amount				0
2027 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							0
Liabilities [Abstract]
Notional amount							0
2027 [Member] | Forwards Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						0
2027 [Member] | Forwards Brazilian Real - US Dollar [Member]
Liabilities [Abstract]
Notional amount | R$								0
2028 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2028 [Member] | XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount									0
2028 [Member] | XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2028 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						400
2028 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥					0
2028 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										0
2028 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										0
2028 [Member] | XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
2028 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2028 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							0
Liabilities [Abstract]
Notional amount							0
2028 [Member] | Forwards Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						0
2028 [Member] | Forwards Brazilian Real - US Dollar [Member]
Liabilities [Abstract]
Notional amount | R$								0
2029 Thereafter [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				2,700
Liabilities [Abstract]
Notional amount				2,190
2029 Thereafter [Member] | XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount									$ 8,094,000
2029 Thereafter [Member] | XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				800
Liabilities [Abstract]
Notional amount				150
2029 Thereafter [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						0
2029 Thereafter [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥					¥ 13,000
2029 Thereafter [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										250
2029 Thereafter [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										£ 1,450
2029 Thereafter [Member] | XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
2029 Thereafter [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				$ 0
2029 Thereafter [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							0
Liabilities [Abstract]
Notional amount							$ 0
2029 Thereafter [Member] | Forwards Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €						€ 0
2029 Thereafter [Member] | Forwards Brazilian Real - US Dollar [Member]
Liabilities [Abstract]
Notional amount | R$								R$ 0